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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number   811-3070

Hilliard-Lyons Government Fund, Inc.

(Exact name of registrant as specified in charter)

P.O. Box 32760
Louisville, Kentucky 40232-2760

(Address of principal executive offices) (Zip code)

Joseph C. Curry, Jr.
Hilliard-Lyons Government Fund, Inc.
P.O. Box 32760
Louisville, Kentucky 40232-2760

(Name and address of agent for service)

Registrant's telephone number, including area code: 502-588-8400

Date of fiscal year end: August 31

Date of reporting period: November 30, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

HILLIARD-LYONS GOVERNMENT FUND, INC.
SCHEDULE OF INVESTMENTS
(UNAUDITED)
November 30, 2009

Principal Amount		Cash Equivalent Yield		Maturity Date		Value

	U.S. GOVERNMENT SPONSORED ENTERPRISES* -- 81.1%***

$17,000,000	Federal Home Loan Bank	0.051%		12/01/2009		$17,000,000
17,000,000	Federal Home Loan Bank	0.056		12/02/2009		16,999,974
8,000,000	Federal Home Loan Bank	0.348	(a)	12/02/2009	(b)	7,996,411
20,000,000	Federal Home Loan Bank	0.056		12/03/2009		19,999,939
20,000,000	Federal Home Loan Bank	0.096		12/04/2009		19,999,842
20,000,000	Federal Home Loan Bank	0.066		12/07/2009		19,999,783
21,500,000	Federal Home Loan Bank	0.264		12/08/2009		21,498,913
18,000,000	Federal Home Loan Bank	0.106		12/09/2009		17,999,580
18,000,000	Federal Home Loan Bank	0.030		12/10/2009		17,999,865
20,000,000	Federal Home Loan Bank	0.071		12/11/2009		19,999,611
45,000,000	Federal Farm Credit Bank	0.360	(a)	12/12/2009	(b)	45,000,000
23,000,000	Federal Home Loan Bank	0.191	(a)	12/13/2009	(b)	22,998,963
15,000,000	Federal Home Loan Bank	0.051		12/14/2009		14,999,729
20,000,000	Federal Home Loan Bank	0.119	(a)	12/15/2009	(b)	19,998,391
25,000,000	Federal Home Loan Bank	0.830	(a)	12/15/2009	(b)	25,000,000
18,000,000	Federal Home Loan Bank	0.061		12/16/2009		17,999,550
20,000,000	Federal Home Loan Bank	0.066		12/17/2009		19,999,422
20,000,000	Federal Home Loan Bank	0.071		12/18/2009		19,999,339
25,000,000	Federal Home Loan Bank	0.041		12/21/2009		24,999,444
20,000,000	Federal Home Loan Bank	0.086		12/23/2009		19,998,961
20,000,000	Federal Home Loan Bank	0.091		12/23/2009		19,998,900
20,000,000	Federal Home Loan Bank	0.066		12/24/2009		19,999,169
18,300,000	Federal Home Loan Bank	0.173	(a)	12/26/2009	(b)	18,286,627
18,000,000	Federal Home Loan Bank	0.030		12/28/2009		17,999,595
20,000,000	Federal Home Loan Bank	0.041		12/29/2009		19,999,378
25,000,000	Federal Home Loan Bank	0.081		12/30/2009		24,998,389
20,000,000	Federal Home Loan Bank	0.020		12/31/2009		19,999,667
50,000,000	Federal Farm Credit Bank	0.350	(a)	01/01/2010	(b)	49,851,732
27,565,000	Federal Home Loan Bank	0.294		01/04/2010		27,557,450
64,500,000	Federal Farm Credit Bank	0.491	(a)	01/04/2010	(b)	64,484,553
25,000,000	Federal Home Loan Bank	0.020		01/05/2010		24,999,514
45,750,000	Federal Home Loan Bank	0.094	(a)	01/06/2010	(b)	45,744,954
25,000,000	Federal Home Loan Bank	0.172		01/08/2010		24,993,725
90,000,000	Federal Home Loan Bank	0.184	(a)	01/13/2010	(b)	90,010,885
47,000,000	Federal Home Loan Bank	0.124	(a)	01/15/2010	(b)	47,007,565
78,000,000	Federal Home Loan Bank	0.234	(a)	01/15/2010	(b)	77,997,022
54,000,000	Federal Farm Credit Bank	0.327	(a)	01/20/2010	(b)	54,037,732
20,000,000	Federal Home Loan Bank	0.076		01/22/2010		19,997,833
33,600,000	Federal Farm Credit Bank	0.133	(a)	01/23/2010	(b)	33,590,341
17,000,000	Federal Home Loan Bank	0.086		01/27/2010		16,997,712
90,000,000	Federal Home Loan Bank	0.212	(a)	01/27/2010	(b)	89,998,865
55,000,000	Federal Home Loan Bank	0.231	(a)	01/28/2010	(b)	55,004,791

HILLIARD-LYONS GOVERNMENT FUND, INC.
SCHEDULE OF INVESTMENTS - continued
(UNAUDITED)
November 30, 2009

Principal Amount		Cash Equivalent Yield		Maturity Date		Value

	U.S. GOVERNMENT SPONSORED ENTERPRISES* -- 81.1%***

$55,000,000	Federal Farm Credit Bank	0.334%	(a)	02/03/2010	(b)	$55,000,000
25,000,000	Federal Farm Credit Bank	0.230	(a)	02/04/2010	(b)	24,999,025
72,500,000	Federal Home Loan Bank	0.204	(a)	02/10/2010	(b)	72,484,642
15,000,000	Federal Home Loan Bank	0.051		02/12/2010		14,998,479
30,000,000	Federal Farm Credit Bank	0.750	(a)	02/12/2010	(b)	30,000,000
66,030,000	Federal Home Loan Bank	0.235	(a)	02/19/2010	(b)	66,022,337
19,000,000	Federal Home Loan Bank	0.061		02/22/2010		18,997,372

	TOTAL U. S. GOVERNMENT SPONSORED ENTERPRISES
	(at amortized cost -- $1,556,545,971)					1,556,545,971

	FDIC GUARANTEED CORPORATE FLOATING RATE NOTES** -- 17.5%***

22,000,000	Bank of America NA	0.331	(a)	07/29/2010	(b)	22,055,077
42,000,000	Citigroup Funding Inc.	0.381	(a)	07/30/2010	(b)	42,030,668
30,000,000	Bank of America NA	0.330	(a)	09/13/2010	(b)	30,027,270
48,600,000	American Express Bank, FSB	1.092	(a)	12/10/2010	(b)	48,970,931
17,500,000	KeyCorp	0.949	(a)	12/15/2010	(b)	17,528,748
10,000,000	SunTrust Bank	0.945	(a)	12/16/2010	(b)	10,015,518
64,400,000	General Electric Capital Corp.	0.379	(a)	03/11/2011	(b)	64,507,286
20,000,000	Goldman Sachs Group Inc.	0.379	(a)	03/15/2011	(b)	20,060,471
22,000,000	Goldman Sachs Group Inc.	0.525	(a)	11/09/2011	(b)	22,078,712
58,000,000	General Electric Capital Corp.	1.239	(a)	12/09/2011	(b)	59,005,380

	TOTAL FDIC GUARANTEED CORPORATE FLOATING RATE NOTES
	(at amortized cost -- $336,280,061)					336,280,061

	TOTAL INVESTMENTS – 98.6%
	(at amortized cost -- $1,892,826,032****)					1,892,826,032

	OTHER ASSETS LESS LIABILITIES – 1.4%					27,329,883

	NET ASSETS - 100.0%					$1,920,155,915

*	Obligations of U.S. Government sponsored enterprises are not issued or guaranteed by the United States Treasury.

**

This debt is guaranteed under the Federal Deposit Insurance Corporation's ("FDIC") Temporary Liquidity Guarantee Program ("TLGP") and is backed by the full faith and credit of the United States. Details of the TLGP can be found on the FDIC's website, www.fdic.gov/tlgp.

***	The percentage shown for each investment category is the total value of that category as a percentage of the total net assets of the Fund.

****	Also represents cost for federal income tax purposes.

(a)	Floating or variable rate security. The interest rate shown is the rate in effect as of November 30, 2009.

(b)	The maturity date shown is either the readjustment date of the interest rate or the stated maturity date on the security.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on an evaluation of those controls and procedures made as of a date within 90 days of the filing date of this report as required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934.

(b)

There have been no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibit 99. CERT          Certifications pursuant to Section 302 of the Sarbanes Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Hilliard-Lyons Government Fund, Inc.

By (Signature and Title)	/s/ Joseph C. Curry, Jr.

Joseph C. Curry, Jr., President
(principal executive officer)

Date: January 15, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Dianna P. Wengler

Dianna P. Wengler, Senior Vice President and Treasurer
(principal financial officer)

Date: January 15, 2010

By (Signature and Title)	/s/ Joseph C. Curry, Jr.

Joseph C. Curry, Jr., President
(principal executive officer)

Date: January 15, 2010